TAXATION - Components of domestic and foreign income before income tax expenses (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income/(loss) from domestic and foreign components before income tax expenses
Domestic		¥ 5,834,384,007	¥ 2,207,474,278	¥ 1,873,383,988
Foreign		(2,327,889,321)	(3,967,579,279)	1,131,979,994
Income/(loss) before income tax expense, equity in income of affiliates and non-controlling interests	$ 538,938,365	¥ 3,506,494,686	¥ (1,760,105,001)	¥ 3,005,363,982